Cover	May 05, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 05, 2022
Entity File Number	333-220846
Entity Registrant Name	REVIV3 PROCARE COMPANY
Entity Central Index Key	0001718500
Entity Tax Identification Number	47-4125218
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9480 Telstar Ave. Unit 5
Entity Address, City or Town	El Monte
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91731
City Area Code	888
Local Phone Number	638-8883
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false